Schedule of movement in government grant (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Other Financial Assets Current
At 1 April	₨ 98,046	₨ 218,843
Recorded/ (true up) in statement of profit or loss	(14,631)	7,883
Received during the year	(28,821)	(128,735)
Effect of movement in exchange rate		55
At 31 March	₨ 54,594	₨ 98,046